Share based compensation	3 Months Ended
Mar. 31, 2025
Share based compensation [Abstract]
Share based compensation
13.	Share based compensation

Share Options
In June 2021, the Company adopted a share option plan referred to herein as the Share Option Plan under which grants of options are made to eligible participants. The Company initially reserved 1,202,734 ordinary shares for future issuance under the Share Option Plan, which includes ordinary shares pursuant to share-based equity awards issued to date. As of March 31, 2025, the total number of ordinary shares which may be issued under the Share Option Plan was 2,202,704 and the Company has 278,926 ordinary shares available for the future issuance of share-based equity awards.

Under the Share Option Plan, the options may be settled only in ordinary shares of the Company. Therefore, the grants of share options under the Share Option Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants.

During the three months ended March 31, 2025, the Company granted the option to purchase 71,800 ordinary shares which were in line with the general terms of the Share Option Plan. 15,000 share options were granted which vest 25% on the first anniversary of the date of the grant, and thereafter evenly on a monthly basis over the subsequent three years. The contractual term (expiration) of these share options is seven years from the grant date with an exercise price of $0.025. All other share options granted during the three months ended March 31, 2025, vest 25% on the first anniversary of the date of grant, and thereafter evenly on a monthly basis over the subsequent three years and are subject to a two year service condition. The contractual term (expiration) of these share options is eight years from the grant date with an exercise price of the closing market price on the day prior to the grant.

The following table summarizes the share option awards outstanding as of March 31, 2025:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2024	3.95	1,869,547	6.56
Granted	7.12	71,800	7.63
Forfeited	12.00	(24,865)	5.27
At March 31, 2025[1]	3.96	1,916,482	6.37

[1] 202,160 of the awards outstanding as of March 31, 2025, were exercisable.

The weighted average grant date fair value of awards granted during the three months ended March 31, 2025, was $7.51 per award.

The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The fair values of the options granted during the three months ended March 31, 2025 and 2024 were determined on the date of the grant using the following assumptions:

	Three months ended March 31, 2025	Three months ended March 31, 2024
Share price, in USD	7.91 - 10.88	5.80 - 8.00
Strike price, in USD (weighted average)	7.12	6.96
Expected volatility	83% - 90%	87% - 88%
Award life (weighted average)	5.9	6
Expected dividends	-	-
Risk-free interest rate	4.02% - 4.47%	3.82% - 4.26%

As explained in note 2 “Basis of preparation, significant judgments, and accounting policies” the expected volatility for the three months ended March 31, 2025, is based on a blended rate of historical volatility observed among other comparable public companies and the Company’s own historical volatility. The expected volatility for the three months ended March 31, 2024, was based on selected volatility determined by median values observed among other comparable public companies.

The award life is based on the time interval between the date of grant and the date during the life of the share option after which, when making the grant, the Company expected on average that participants would exercise their options.

As of March 31, 2025, Other Reserves within equity includes $6.3 million (December 31, 2024: $4.9 million) relating to the Group’s Share Option Plan. Balances which relate to forfeited awards which had previously vested are transferred from Other Reserves to Accumulated Deficit. The amount of expense for all awards recognized for services received during the three months ended March 31, 2025, was $1.6 million (three months ended March 31, 2024: $0.3 million).